CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) $ in Thousands	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 ₪ / shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts | $	$ 161		$ 154
Ordinary Shares, par value per share | ₪ / shares		₪ 0.65		₪ 0.65
Ordinary Shares, shares authorized	6,000,000		6,000,000
Ordinary Shares, shares issued	5,214,256		5,214,256
Ordinary Shares, shares outstanding	5,180,361		5,172,361
Treasury shares, shares	33,895		41,895